Investment Objectives and Goals - VanEck Consumer Discretionary TruSector ETF	Aug. 20, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Consumer Discretionary TruSector ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The objective of VanEck Consumer Discretionary TruSector ETF (the “Fund”) is long-term capital appreciation.